Net financial income and expense (Tables)	12 Months Ended
Dec. 31, 2023
Net financial income and expense
Schedule of net financial income and expense

	FOR THE YEAR ENDED DECEMBER 31,
(amounts in thousands of euros)	2021	2022	2023
Interest and amortized cost on Kreos financing contract (1)	(544)	(1,597)	(1,094)
Change in fair value of convertible bonds and derivative liabilities (2)	(1,856)	637	(1,330)
Negma financial indemnities (3)	(1,695)	—	—
Provision for Negma litigation risks	—	(75)	—
Other financial expenses	(166)	(31)	(157)
Expenses relating to the issue of convertible bonds	(125)	(820)	(330)
Net financial income related to the repayment of penalties by Negma (4)	20	990	—
Other financial income	4	(17)	174
Foreign exchange gains (losses)	14	(31)	43
Total financial income and expense	(4,349)	(944)	(2,694)
(1)	See Note 13.2 Convertible and non-convertible bonds
(2)	In the financial year ended December 31, 2023, the change in fair value of convertible bonds and derivative liabilities was essentially related to the change in fair value of the ORNANE bonds issued to ATLAS for (1,342) K€. In the financial year ended December 31, 2022, the change in fair value of convertible bonds and derivative liabilities was related to (i) the change in fair value of the ORNANE bonds issued to ATLAS for (675) K€ and (ii) the change in fair value of derivative liabilities for 1,312 K€. In the financial year ended December 31, 2021, the change in fair value of convertible notes and derivative instruments was related to (i) the change in fair value of the ORNANE issued to Negma for €1,306 thousand, (ii) the change in fair value of the ORNANE issued to Atlas for €(3,017) thousand, (iii) the change in fair value of the derivative instruments for €(150) thousand.
(3)	In the financial year ended December 31, 2021, the financial indemnities paid to Negma is comprised of the fine for non-performance imposed by the Judgment € 1,500 thousand, (iii) € 100 thousand and € 8 thousand pursuant to Article 700 of the Code of Civil Procedure and (iv) late payment interest of € 87 Thousand. As a result, the Company recorded financial indemnities of € 1,695 thousand during the year ended December 31, 2021.
(4)	On September 8, 2022, the Paris Court of Appeal partially overturned the decision of the Paris tribunal enforcement judge in the Negma litigation. Negma Group Ltd was ordered to repay the Company the sum of €1 million. This indemnity has been recorded as financial income for the 2022 financial year. This sum had been paid by Biophytis in 2021 as part of of €1,695 thousand indemnities to Negma, recorded as financial expense for the 2021 financial year